Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 5) (USD $)	3 Months Ended		12 Months Ended		2 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jul. 31, 2013
Advances under control of the Company on July 1, 2013			$ 111,742
Cash received from acquisition of Oxford City Football Club (Trading) Limited - as reported on the Consolidated Statement of Cash Flow		135,127	158,490
Oxfc Trading Limited [Member]
Cash acquired from Oxford City Football Club (Trading) - May 31, 2013					23,385
Advances under control of the Company on July 1, 2013					111,742
Cash received from acquisition of Oxford City Football Club (Trading) Limited - as reported on the Consolidated Statement of Cash Flow					$ 135,127